Earnings Per Share - Schedule of Earnings Per Share (Details) - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Schedule of Earnings Per Share [Abstract]
Profit/(Loss) for the year available to common shareholders other than Minority Interest (in Dollars)	$ 278,641	$ 648,972	$ 694,584	$ 287,669	$ (2,348,103)
Weighted average number of common shares (in Shares)	26,000	2,087	5,688,206	967,510	613,481
Par value	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Earnings/(loss) per common share:
Basic earnings/(loss) per common share	10.72	280.91	0.12	0.3	(3.83)
Diluted earnings/(loss) per common share	$ 10.72	$ 280.91	$ 0.12	$ 0.3	$ (3.83)